Condensed Financial Information of the Parent Company (Details) - Schedule of Comprehensive Loss - Parent [Member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Comprehensive Loss [Line Items]
Loss from equity method investments	¥ (15,582)	¥ (8,583)
Operating expenses	(111,735)	(1,903)
Net loss	(127,317)	(10,486)
Foreign currency translation difference	1,231	342
Comprehensive loss	¥ (126,086)	¥ (10,144)